Operation lease and other commitment (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future commitment payment due	$ 295,220
Operating lease liability	282,512	$ 404,777
January 1, 2019 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Immaterial cumulative adjustment to accumulated deficit upon adoption of IFRS 16	$ 11,667
Description for discount rate changes upon adoption of IFRS 16	The discount rate ranges from 6.89% to 7.10%
Operating lease assets upon adoption of IFRS 16	$ 393,000
Operating lease liabilities upon adoption of IFRS 16	$ 405,000
Average remaining term of lease	1 year 3 months 22 days